Employees (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation

	€ million	€ million	€ million
Staff costs	2020	2019	2018
Wages and salaries	(5,051)	(5,364)	(5,346)
Social security costs	(519)	(541)	(571)
Other pension costs	(419)	(334)	(439)
Share-based compensation costs	(108)	(151)	(196)

	(6,097)	(6,390)	(6,552)

	‘000	‘000	‘000
Average number of employees during the year	2020	2019	2018
Asia/AMET/RUB	83	84	88
The Americas	38	40	40
Europe	29	29	30

	150	153	158

	€ million	€ million	€ million
Key management compensation	2020	2019	2018
Salaries and short-term employee benefits	(28)	(42)	(40)
Post-employment benefits	—	—	—
Share-based benefits (a)	(5)	(16)	(13)

	(33)	(58)	(53)

Of which: Executive Directors	(6)	(9)	(13)
Other (b)	(27)	(49)	(40)

Non-Executive Directors’ fees	(2)	(2)	(2)

	(35)	(60)	(55)

(a)	Share-based benefits are expenses recognised for the period. Share-based benefits compensation on a vesting basis is € 10 million (2019: € 17 million; 2018: € 19 million).
(b)	Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans	The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 96% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2020		31 December 2019
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	1.3%	3.3%	1.9%	3.9%
Inflation	2.2%	n/a	2.3%	n/a
Rate of increase in salaries	2.9%	3.0%	2.9%	3.0%
Rate of increase for pensions in payment (where provided)	2.1%	n/a	2.2%	n/a
Rate of increase for pensions in deferment (where provided)	2.3%	n/a	2.4%	n/a
Long-term medical cost inflation	n/a	5.1%	n/a	5.4%

For the UK and Netherlands pension plans, representing approximately 70% of all defined benefit pension liabilities, the assumptions used at 31 December 2020 and 2019 were:

	United Kingdom		Netherlands
	2020	2019	2020	2019
Discount rate	1.4%	2.0%	0.7%	1.1%
Inflation	2.7%	2.9%	1.5%	1.5%
Rate of increase in salaries	3.3%	3.2%	2.0%	2.0%
Rate of increase for pensions in payment (where provided)	2.7%	2.8%	1.5%	1.5%
Rate of increase for pensions in deferment (where provided)	2.7%	2.8%	1.5%	1.5%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.7	21.6	21.5	22.6
Women	23.4	23.4	23.6	24.1
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.7	22.6	23.4	24.5
Women	24.6	24.6	25.4	26.2

Summary of Charge to Operating Profit
The charge to the income statement comprises:

		€ million	€ million	€ million
	Notes	2020	2019	2018
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(223)	(216)	(220)
Employee contributions		17	17	17
Special termination benefits		(37)	(5)	(16)
Past service cost including (losses)/gains on curtailments		20	65	(41)
Settlements		7	(2)	—
Defined contribution plans		(203)	(193)	(179)

Total operating cost	4A	(419)	(334)	(439)

Finance income/(cost) (a)	5	(9)	(30)	(25)

Net impact on the income statement (before tax)		(428)	(364)	(464)

(a) This includes the impact of interest on asset ceiling.

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability
Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability/asset.

	€ million 2020	€ million 2019	€ million 2018
Return on plan assets excluding amounts included in net finance income/(cost)	1,494	2,385	(1,108)
Change in asset ceiling, excluding amounts included in finance cost	2	(37)	—
Actuarial gains/(losses) arising from changes in demographic assumptions	246	183	42
Actuarial gains/(losses) arising from changes in financial assumptions	(1,414)	(2,138)	611
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(78)	(12)	18

Total of defined benefit costs recognised in other comprehensive income	250	381	(437)

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2020		€ million 2019
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	24,023	9	23,749	14
Present value of liabilities	(23,272)	(447)	(23,438)	(484)

Computed net assets/(liabilities)	751	(438)	311	(470)

Irrecoverable surplus (a)	(26)	—	(37)	—
Net pension assets/(liabilities)	725	(438)	274	(470)

Of which in respect of:
Funded plans in surplus:
Liabilities	(18,043)	—	(17,772)	—
Assets	20,790	1	20,229	2

Aggregate Surplus:	2,747	1	2,457	2
Irrecoverable surplus	(26)	—	(37)	—

Pension asset net of liabilities	2,721	1	2,420	2
Funded plans in deficit:
Liabilities	(4,310)	(40)	(4,657)	(32)
Assets	3,233	8	3,520	12

Pension liability net of assets	(1,077)	(32)	(1,137)	(20)
Unfunded plans:
Pension liability	(919)	(407)	(1,009)	(452)

(a)
A surplus is deemed recoverable to the extent that the Group can benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.

Summary of Movements in Assets
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

	UK	Netherlands	Rest of world	€ million 2020 Total	UK	Netherlands	Rest of world	€ million 2019 Total
1 January	12,122	5,522	6,082	23,726	10,329	4,996	5,555	20,880
Employee contributions	—	—	17	17	—	—	17	17
Settlements	—	—	(67)	(67)	—	—	—	—
Actual return on plan assets (excluding amounts in net finance income/charge)	1,109	206	179	1,494	1,233	588	564	2,385
Change in asset ceiling, excluding amounts included in finance cost	—	—	2	2	—	—	(37)	(37)
Interest income (a)	230	60	146	436	292	89	192	573
Employer contributions	104	12	282	398	94	14	293	401
Benefit payments	(467)	(166)	(507)	(1,140)	(455)	(165)	(588)	(1,208)
Others	46	(47)	21	20	—	—	2	2
Currency retranslation	(645)	—	(235)	(880)	629	—	84	713

31 December	12,499	5,587	5,920	24,006	12,122	5,522	6,082	23,726

(a)	This includes the impact of interest on asset ceiling.

Summary of Movements in Liabilities
Movements in liabilities during the year:

	UK	Netherlands	Rest of world	€ million 2020 Total	UK	Netherlands	Rest of world	€ million 2019 Total
1 January	(11,001)	(5,097)	(7,824)	(23,922)	(9,739)	(4,664)	(7,351)	(21,754)
Current service cost	(114)	(3)	(106)	(223)	(104)	(4)	(108)	(216)
Special termination benefits	—	—	(37)	(37)	—	—	(5)	(5)
Past service costs including (losses)/gains on curtailments	17	—	3	20	56	—	9	65
Settlements	—	—	74	74	—	—	(2)	(2)
Interest cost	(208)	(55)	(182)	(445)	(276)	(82)	(245)	(603)
Actuarial gain/(loss) arising from changes in demographic assumptions	(1)	245	2	246	157	14	12	183
Actuarial gain/(loss) arising from changes in financial assumptions	(806)	(354)	(254)	(1,414)	(955)	(511)	(672)	(2,138)
Actuarial gain/(loss) arising from experience adjustments	(67)	(6)	(5)	(78)	(44)	(15)	47	(12)
Benefit payments	467	166	507	1,140	455	165	588	1,208
Others	(44)	44	(38)	(38)	—	—	(20)	(20)
Currency retranslation	609	—	349	958	(551)	—	(77)	(628)

31 December	(11,148)	(5,060)	(7,511)	(23,719)	(11,001)	(5,097)	(7,824)	(23,922)

Summary of Movements in (Deficit)/Surplus
Movements in (deficit)/surplus during the year:

	UK	Netherlands	Rest of world	€ million 2020 Total	UK	Netherlands	Rest of world	€ million 2019 Total
1 January	1,121	425	(1,742)	(196)	590	332	(1,796)	(874)
Current service cost	(114)	(3)	(106)	(223)	(104)	(4)	(108)	(216)
Employee contributions	—	—	17	17	—	—	17	17
Special termination benefits	—	—	(37)	(37)	—	—	(5)	(5)
Past service costs including (losses)/gains on curtailments	17	—	3	20	56	—	9	65
Settlements	—	—	7	7	—	—	(2)	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,109	206	179	1,494	1,233	588	564	2,385
Change in asset ceiling, excluding amounts included in finance cost	—	—	2	2	—	—	(37)	(37)
Interest cost	(208)	(55)	(182)	(445)	(276)	(82)	(245)	(603)
Interest income (a)	230	60	146	436	292	89	192	573
Actuarial gain/(loss) arising from changes in demographic assumptions	(1)	245	2	246	157	14	12	183
Actuarial gain/(loss) arising from changes in financial assumptions	(806)	(354)	(254)	(1,414)	(955)	(511)	(672)	(2,138)
Actuarial gain/(loss) arising from experience adjustments	(67)	(6)	(5)	(78)	(44)	(15)	47	(12)
Employer contributions	104	12	282	398	94	14	293	401
Benefit payments	—	—	—	—	—	—	—	—
Others	2	(3)	(17)	(18)	—	—	(18)	(18)
Currency retranslation	(36)	—	114	78	78	—	7	85

31 December	1,351	527	(1,591)	287	1,121	425	(1,742)	(196)

(a)	This includes the impact of interest on asset ceiling.

Movements In Irrevocable Surplus
Movements in irrecoverable surplus during the year:

	UK	Netherlands	Rest of world	€ million 2020 Total	UK	Netherlands	Rest of world	€ million 2019 Total
1 January	—	—	(37)	(37)	—	—	—	—
Interest income	—	—	(1)	(1)	—	—	—	—
Change in irrecoverable surplus in excess of interest	—	—	2	2	—	—	(37)	(37)
Currency retranslations	—	—	10	10	—	—	—	—

31 December	—	—	(26)	(26)	—	—	(37)	(37)

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants
The duration of the principal defined benefit plan liabilities (representing 96% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world (a)	2020 Total	UK	Netherlands	Rest of world (a)	2019 Total
Duration (years)	18	18	13	7 to 22	18	19	13	7 to 23
Active members	12%	12%	20%	14%	14%	14%	21%	16%
Deferred members	35%	43%	17%	32%	34%	41%	17%	31%
Retired members	53%	45%	63%	54%	52%	45%	62%	53%

(a)	Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:

	€ million 31 December 2020				€ million 31 December 2019
	UK	Netherlands	Rest of world	2020 Total	UK	Netherlands	Rest of world	2019 Total
Total plan assets	12,499	5,587	5,937	24,023	12,122	5,522	6,105	23,749
Assets
Equities total	4,653	1,837	1,694	8,184	4,173	1,831	1,752	7,756
Europe	921	437	506	1,864	930	517	583	2,030
North America	2,740	894	747	4,381	2,312	825	707	3,844
Other	992	506	441	1,939	931	489	462	1,882
Fixed income total	5,819	2,766	3,108	11,693	5,317	2,795	3,250	11,362
Government bonds	3,292	798	1,367	5,457	2,711	765	1,369	4,845
Investment grade corporate bonds	1,167	540	1,111	2,818	1,120	542	1,272	2,934
Other fixed income	1,360	1,428	630	3,418	1,486	1,488	609	3,583
Private equity	274	64	9	347	325	65	6	396
Property and real estate	835	456	332	1,623	916	491	321	1,728
Hedge funds	318	—	62	380	688	—	69	757
Other	470	320	377	1,167	454	289	415	1,158
Other plans	—	—	370	370	—	—	300	300
Assets/fund (liabilities) that are not employee benefits
Derivatives	130	144	(15)	259	249	51	(8)	292

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	(8)%	(9)%	(8)%
Inflation rate	Increase by 0.5%	6%	9%	6%
Life expectancy	Increase by 1 year	5%	5%	5%
Long-term medical cost inflation (a)	Increase by 1.0%	0%	0%	3%

(a)	Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.

Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits
The table below sets out these amounts:

	€ million 2021	€ million	€ million	€ million
	Estimate	2020	2019	2018
Company contributions to funded plans:
Defined benefit (a)	285	266	244	238
Defined contributions	220	203	193	179
Benefits paid by the company in respect of unfunded plans:
Defined benefit	135	132	157	144

Group cash flow in respect of pensions and similar benefits	640	601	594	561

(a)
Following the conclusion of the 2019 Funding valuation of the US Unicare Pension Plan, the Group contributed $100 million into the plan in 2020. Deficit contributions to the US Pension plan are expected to be nil for the following few years.

Schedule of Income Statement Charge
The charge in each of the last three years is shown below, and relates to equity-settled plans:

	€ million	€ million	€ million
Income statement charge	2020	2019	2018
Performance share plans	(98)	(142)	(183)
Other plans	(10)	(9)	(13)

	(108)	(151)	(196)

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information
A summary of the status of the Performance Share Plans as at 31 December 2020, 2019 and 2018 and changes during the years ended on these dates is presented below:

	2020 Number of shares	2019 Number of shares	2018 Number of shares
Outstanding at 1 January	11,137,801	13,634,518	13,684,747
Awarded	4,395,633	4,538,771	6,870,882
Vested	(3,240,738)	(6,041,011)	(5,854,388)
Forfeited	(921,260)	(994,477)	(1,066,723)

Outstanding at 31 December	11,371,436	11,137,801	13,634,518

	2020	2019	2018
Share award value information
Fair value per share award during the year	€43.91	€48.22	€42.44